PIMCO Funds

Supplement Dated March 17, 2019 to the

Asset Allocation Funds Prospectus

(the “Prospectus”), and to the Statement of Additional Information (the “SAI”),

each dated July 30, 2018, each as supplemented from time to time

Disclosure Regarding the PIMCO Global Multi-Asset Fund (the “Fund”)

IMPORTANT NOTICE REGARDING CHANGE IN THE FUND’S NAME

Effective July 31, 2019, all references to the Fund’s name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO Global Core Asset Allocation Fund

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_051719